Segment Information	3 Months Ended
Jul. 31, 2012
Segment Reporting [Abstract]
Segment Information

12.	Segment Information:

Petro presently has one reportable business segment, that being oil and gas exploration and exploitation. Petro’ corporate and administrative operations are conducted in both Canada and the United States, while all of the oil and gas properties and operations are located in the United States.

	Three Months ended July 31, 2012
	Canada	USA	Consolidated
Revenue	$-	$-	$-
Expenses	241,527	3,410,128	3,651,655
Loss	(241,527)	(3,410,128)	(3,651,655)
Oil and gas assets	100,000	1,012,281	1,112,281
Property and equipment	-	7,244	7,244
Oil and gas asset additions	-	-	-
Oil and gas asset impairment	-	-	-
Property and equipment additions	-	-	-

	Three Months ended July 31, 2011
	Canada	USA	Consolidated
Revenue	$-	$362,273	$362,273
Expenses	291,963	(10,890,480)	(10,598,517)
Net income (loss)	(291,963)	11,252,753	10,960,790
Oil and gas assets	1,303,158	16,737,302	18,040,460
Property and equipment	3,852	3,431	7,283
Oil and gas asset additions	-	202,800	202,800
Oil and gas asset impairment	-	-	-
Property and equipment additions	-	3,709	3,709